RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			¥ 129,383
Service provided to the related party	¥ 6,707	¥ 176
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Advertising service provided by the related party		61,541
Service provided to the related party	¥ 176	6,707
Gain from the divestiture of 2B business		¥ 735,956
58.com | Consideration Receivables
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			129,383
58.com | Unpaid Advertising Expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties			¥ 69,434